Payments, Details - USD ($) $ in Thousands	Amount	Type	Country	Govt.	Project	Resource	Segment	Ext. Method
#: 1
	$ 115	Taxes	UNITED STATES	Internal Revenue Service [Member]	Hess Infrastructure Partners Holdings LLC [Member]	Natural Gas NGL and Crude Oil [Member]	Midstream [Member]	Well